INVESTMENTS - Available-for-sale Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 68,087	$ 68,636
Allowance for Credit Losses	24	22
Gross Unrealized Gains	105	4,752
Gross Unrealized Losses	9,221	290
Fair Value	58,947	73,076
Amortized Cost (Less Allowance for Credit Losses)
Due in one year or less	1,516
Due in years two through five	13,452
Due in years six through ten	14,632
Due after ten years	25,003
Subtotal	54,603
Amortized cost	68,063
Fair Value
Due in one year or less	1,497
Due in years two through five	12,727
Due in years six through ten	12,979
Due after ten years	19,305
Subtotal	46,508
Fair Value	58,947	73,076
Available For Sale Fixed Maturities Proceeds Gross Gains And Gross Losses From Sales And Other Than Temporary Impairments [Abstract]
Proceeds from sales	11,683	26,678	$ 12,670
Gross gains on sales	38	1,141	854
Gross losses on sales	(668)	(189)	(34)
Net increase (decrease) in Allowance for Credit and Intent to Sell losses	(253)	(16)	(13)
Fixed Maturities - Credit Loss Impairments
Balances, beginning of period	42	28	15
Previously recognized impairments on securities that matured, paid, prepaid or sold	(261)	(2)	0
Recognized impairments on securities impaired to fair value this period	246	0	0
Credit losses recognized this period on securities for which credit losses were not previously recognized	0	9	6
Additional credit losses this period on securities previously impaired	9	7	7
Increases due to passage of time on previously recorded credit losses	0	0	0
Accretion of previously recognized impairments due to increases in expected cash flows (for OTTI securities 2019 and prior)	0	0	0
Balances, end of period	36	42	$ 28
Global Atlantic Transaction
Available For Sale Fixed Maturities Proceeds Gross Gains And Gross Losses From Sales And Other Than Temporary Impairments [Abstract]
Net increase (decrease) in Allowance for Credit and Intent to Sell losses	245
Corporate
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	46,053	45,578
Allowance for Credit Losses	24	22
Gross Unrealized Gains	89	2,382
Gross Unrealized Losses	6,655	214
Fair Value	39,463	47,724
Fair Value
Fair Value	39,463	47,724
U.S. government, agencies and authorities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	7,049	13,032
Allowance for Credit Losses	0	0
Gross Unrealized Gains	1	2,196
Gross Unrealized Losses	1,312	14
Fair Value	5,738	15,214
Fair Value
Fair Value	5,738	15,214
States and political subdivisions
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	540	527
Allowance for Credit Losses	0	0
Gross Unrealized Gains	7	73
Gross Unrealized Losses	76	3
Fair Value	471	597
Fair Value
Fair Value	471	597
Foreign governments
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	985	1,124
Allowance for Credit Losses	0	0
Gross Unrealized Gains	2	42
Gross Unrealized Losses	151	14
Fair Value	836	1,152
Fair Value
Fair Value	836	1,152
Residential mortgage-backed
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	860	82
Allowance for Credit Losses	0	0
Gross Unrealized Gains	1	8
Gross Unrealized Losses	84	0
Fair Value	777	90
Amortized Cost (Less Allowance for Credit Losses)
Without single maturity date	860
Fair Value
Without single maturity date	777
Fair Value	777	90
Asset-backed
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	8,817	5,904
Allowance for Credit Losses	0	0
Gross Unrealized Gains	3	20
Gross Unrealized Losses	371	19
Fair Value	8,449	5,905
Amortized Cost (Less Allowance for Credit Losses)
Without single maturity date	8,817
Fair Value
Without single maturity date	8,449
Fair Value	8,449	5,905
Commercial mortgage-backed
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	3,742	2,348
Allowance for Credit Losses	0	0
Gross Unrealized Gains	0	19
Gross Unrealized Losses	572	26
Fair Value	3,170	2,341
Amortized Cost (Less Allowance for Credit Losses)
Without single maturity date	3,742
Fair Value
Without single maturity date	3,170
Fair Value	3,170	2,341
Redeemable preferred stock
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	41	41
Allowance for Credit Losses	0	0
Gross Unrealized Gains	2	12
Gross Unrealized Losses	0	0
Fair Value	43	53
Amortized Cost (Less Allowance for Credit Losses)
Without single maturity date	41
Fair Value
Without single maturity date	43
Fair Value	$ 43	$ 53